Restatement of Financial Statements (Details) - Schedule of Balance Sheet - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Jun. 23, 2020
Balance Sheet
Total assets	$ 170,977,831	$ 171,601,077
Liabilities and Equity [Abstract]
Liabilities, Current	410,781	129,388
Total liabilities	644,723	252,458
Stockholders' Equity:
Preferred stock, $0.001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock - $0.001 par value	4,478	4,843
Additional paid-in capital	1,451,170	5,102,198
Accumulated deficit	(1,122,540)	(107,031)
Total stockholders' equity	333,108	5,000,010
Total liabilities and stockholders' equity	170,977,831	171,601,077
As Previously Reported
Balance Sheet
Total assets	170,977,831	171,601,077
Liabilities and Equity [Abstract]
Liabilities, Current	410,781	129,388
Warrant liabilities	16,694,840	9,167,678
Total liabilities	17,105,621	9,297,066
Common stock, $0.001 par value; shares subject to possible redemption	148,872,200	157,304,001
Stockholders' Equity:
Preferred stock, $0.001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock - $0.001 par value	6,591	5,748
Additional paid-in capital	12,313,299	3,882,343
Accumulated deficit	(7,319,880)	1,111,919
Total stockholders' equity	5,000,010	5,000,010
Total liabilities and stockholders' equity	170,977,831	171,601,077
Restatement Adjustment
Liabilities and Equity [Abstract]
Warrant liabilities	(16,460,898)	(9,044,608)
Total liabilities	(16,460,898)	(9,044,608)
Common stock, $0.001 par value; shares subject to possible redemption	21,127,800	9,044,608
Stockholders' Equity:
Common stock - $0.001 par value	(2,113)	(905)
Additional paid-in capital	(10,862,129)	1,219,855
Accumulated deficit	6,197,340	(1,218,950)
Total stockholders' equity	(4,666,902)
As Restated [Member]
Balance Sheet
Total assets	170,977,831	171,601,077
Liabilities and Equity [Abstract]
Liabilities, Current	410,781	129,388
Warrant liabilities	233,942	123,070
Total liabilities	644,723	252,458
Common stock, $0.001 par value; shares subject to possible redemption	170,000,000	166,348,609
Stockholders' Equity:
Common stock - $0.001 par value	4,478	4,843
Additional paid-in capital	1,451,170	5,102,198
Accumulated deficit	(1,122,540)	(107,031)
Total stockholders' equity	(333,108)	5,000,010
Total liabilities and stockholders' equity	$ 170,977,831	$ 171,601,077